Treasury Shares (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 22, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 11, 2025	Dec. 27, 2024
Treasury Shares [Line Items]
Repurchased shares value		$ 3,632		$ 23,393
Shares formally cancelled	3,302,194
Common Stock [Member]
Treasury Shares [Line Items]
Repurchased shares		1,327,439		8,827,737
Repurchased shares value
Buyback [Member]
Treasury Shares [Line Items]
Aggregate amount of share repurchase program								$ 10,000
Repurchased shares					3,302,194	3,302,194
Repurchased shares value					$ 10,000	$ 10,000
Shares formally cancelled					6,151,225
Second Buyback [Member]
Treasury Shares [Line Items]
Aggregate amount of share repurchase program							$ 15,000
Repurchased shares					6,151,225
Repurchased shares value					$ 15,000
Buyback and Second Buyback [Member] | Common Stock [Member]
Treasury Shares [Line Items]
Repurchased shares			9,453,419
Repurchased shares value			$ 25,000